Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party balances

Other receivable – related party

Name of Related Party	Relationship	Nature	As of December 31, 2024	As of December 31, 2023

Alex Lai Kum Weng	Director of CKHP	Employee advance	$19,497	$-

Other payables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2024	As of December 31, 2023

Kelvin Chen	Former CEO, Director and shareholder of the Company	Operating expense paid on behalf of the Company	$-	$2,779
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	395,779	547,214
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Operating expense paid on behalf of the Company	-	11,502
James Tan	Shareholder of the Company	Operating expense paid on behalf of the Company	2,181	-

Chong Yew Yen	Director of CKHP (resigned on July 31, 2024) and shareholder of the Company	Operating expense paid on behalf of the Company	230	-
8i Enterprises Pte Ltd (“8iEPL”) (1)	Shareholders of this entity also are the shareholders of the Company	Advisory services fee payable	135,000	135,000
8i Digital services Pte Ltd (“8i Digital”)	Shareholders of this entity also are the shareholders of the Company	Advisory services fee payable	21,952	-
Alfred Lim	A CEO, an executive director and shareholder of the Company	Operating expense paid on behalf of the Company	264	-
Total			$555,406	$696,495

(1)	A balance of $135,000 was converted into the Company’s ordinary shares in March 2024. See Note 16. On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8i Enterprises Pte Ltd (“8iEPL”) for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services. As of December 31, 2024, the Company had accrued a $135,000 advisory service fee pertaining to this Consultancy Agreement.